CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Convertible Debt, Current	$ 0	¥ 0	¥ 6,863
Accounts payable	17,891	124,551	114,589
Deferred revenue	192,954	1,343,308	951,616
Advances from customers	21,559	150,091	101,690
Income taxes payable	64,872	451,623	235,561
Accrued liabilities and other current liabilities	671,234	4,673,000	2,414,371
Amounts due to related parties	31,929	222,281	28,336
Lease liabilities due within one year	16,600	115,564	0
Short-term Debt	80,037	557,203	0
Convertible Debt, Noncurrent	719,436	5,008,600	0
Lease liabilities	23,382	162,779	0
Deferred revenue	34,552	240,541	91,710
Deferred tax liabilities	38,013	264,639	27,505
Other non-current liabilities	$ 1,651	¥ 11,495	¥ 0
Number of treasury shares held | shares	8,682,900	8,682,900	0
Class A common shares
Common shares, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued | shares	1,301,845,404	1,301,845,404	981,740,848
Common shares, shares outstanding | shares	1,293,162,504	1,293,162,504	981,740,848
Class B common shares
Common shares, shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued | shares	326,509,555	326,509,555	288,182,976
Common shares, shares outstanding | shares	326,509,555	326,509,555	288,182,976
Variable interest entity
Convertible Debt, Current
Accounts payable		90,764	112,167
Deferred revenue		1,225,819	950,816
Advances from customers		150,091	101,690
Income taxes payable		319,888	162,118
Accrued liabilities and other current liabilities		2,657,811	2,207,138
Amounts due to related parties		208,833	28,336
Lease liabilities due within one year		34,292	0
Short-term Debt		270,565	0
Convertible Debt, Noncurrent		0	0
Lease liabilities		31,105	0
Deferred revenue		228,111	86,977
Deferred tax liabilities		85,479	0
Other non-current liabilities		¥ 11,495	¥ 0